Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0002048519
Registrant Name	Aebi Schmidt Holding AG
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A